Summary of Significant Accounting Policies (Policies)		2 Months Ended	9 Months Ended
	Mar. 02, 2021	Dec. 31, 2020	Sep. 30, 2021
Basis of Presentation and Principles of Consolidation
Basis of Presentation and Principles of Consolidation
The accompanying Consolidated Financial Statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the operations of the Company, its subsidiaries. All intercompany transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenue and expense during the reporting periods. Significant estimates and judgments are inherent in the analysis and measurement of items including, but not limited to: income taxes, the valuation and recoverability of goodwill and intangible assets, assigned lives used for depreciation and amortization for long-lived assets and capitalized software, the allowance for doubtful accounts, and assumptions used in determining the fair value of equity-based compensation. Management bases its estimates and assumptions on historical experience and on various other factors that are believed to be reasonable under the circumstances. Due to the inherent uncertainty involved in making estimates, actual results reported in future periods may be affected by changes in these estimates. These estimates are based on the information available as of the date of the Consolidated Financial Statements.

Income Taxes
Income Taxes
Income tax expense includes federal, state, and foreign taxes and is based on reported income before income taxes. The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the tax basis of assets and liabilities. The deferred tax assets and liabilities are determined based on the enacted tax rates expected to apply in the periods in which the deferred tax assets or liabilities are anticipated to be settled or realized.
The Company regularly reviews its deferred tax assets for recoverability and establish a valuation allowance if it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. The determination as to whether a deferred tax asset will be realized is made on a jurisdictional basis and is based on the evaluation of positive and negative evidence. This evidence includes historical taxable income, projected future taxable income, the expected timing of the reversal of existing temporary differences and the implementation of tax planning strategies.
The Company recognizes the tax benefit from uncertain tax positions only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized from uncertain tax positions are measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. No tax benefits are recognized for positions that do not meet this threshold. Interest related to uncertain tax positions is recognized as part of the provision for income taxes and is accrued beginning in the period that such interest would be applicable under relevant tax law until such time that the related tax benefits are recognized. The Company is required to file tax returns in the U.S. federal jurisdiction, various states, and in Canada. The Company’s policy is to recognize interest and penalties related to uncertain tax benefits (if any) in the tax provision.
Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company evaluates the fair value of certain assets and liabilities using the fair value hierarchy. Fair value is an exit price representing the amount that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the Company applies the three-tier GAAP value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1—	Observable inputs such as quoted prices in active markets.

Level 2—
Inputs other than the quoted prices in active markets that are observable either directly or indirectly. These include quoted prices for similar assets and liabilities in active markets and quoted prices identical or similar assets and liabilities in markets that are not active.

Level 3—	Unobservable inputs of which there is little or no market data, which require the Company to develop its own assumptions.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measure.
The carrying amounts of the Company’s cash equivalents, accounts receivable, accounts payable, accrued expenses, and accrued compensation approximate fair value due to the short-term nature of these instruments. Certain assets of the Company are recorded at their fair value, using the fair value hierarchy, and other assets and liabilities, including goodwill and intangible assets, are subject to measurement at fair value on a non-recurring
basis if they are deemed to be impaired as a result of an impairment review (Refer to Note 6—
Property and Equipment,
and Note 7—
Intangible Assets
).
The Company’s SAFE notes are measured at fair value, with the fair value measurements using significant unobservable inputs (Level 3) (Refer to Note 11—
SAFE Notes
).

Recently Issued Accounting Standards
Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016-18,
Statement of Cash Flows
(Topic 230), which requires that entities explain in a statement of cash flows the change in total cash, including cash considered restricted cash. Furthermore, if an entity presents cash, cash equivalents and items considered to be restricted cash in multiple line items in the balance sheets, the entity is required to reconcile the specific cash items in the balance sheets to the total cash presented in the Statements of Cash Flows. Finally, entities are required to disclose information regarding the nature of restrictions on cash, cash equivalents and items included in restricted cash. ASU
2016-18
is effective for entities or emerging growth companies following private company adoption dates or fiscal years beginning after December 15, 2019 with retrospective application to all periods presented. The company adopted ASU
2016-18
as of January 1, 2019.
In May 2014, the FASB issued ASC 606. ASC 606 provides a single model for entities to use in accounting for revenue arising from contracts with customers and supersedes historical revenue recognition guidance. ASC 606 also requires expanded qualitative and quantitative disclosures about the nature, timing, and uncertainty of revenue and cash flows rising from contracts with customers. The Company adopted ASC 606 on January 1, 2019, using the modified retrospective method applied to those contracts which were not completed as of January 1, 2019. There were no changes to the timing nor amount of revenue recognized resulting from the adoption of ASC 606 and as a result no cumulative effect adjustment was recorded. The adoption of ASC 606 had no transition impact on cash provided by or used in operating, financing, or investing activities reported in the Consolidated Statements of Cash Flows.

In January 2017, the FASB issued ASU
No. 2017-04,
Intangibles
—
Goodwill and Other
(Topic 350)
: Simplifying the Test for Goodwill Impairment
(“ASU
2017-04”).
Under ASU
2017-04
goodwill impairment is measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill. This ASU eliminates existing guidance that requires an entity to determine goodwill impairment by calculating the implied fair value of goodwill by hypothetically assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. This ASU is applied on a prospective basis and is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2022, and interim periods with fiscal years beginning after December 15, 2022, with early adoption, including adoption in any interim period, permitted. The Company early adopted this standard on January 1, 2019 and the adoption did not have a material effect on the Consolidated Financial Statements.
ASU
2018-13,
Fair Value Measurements—Disclosure Framework (Topic 820), modifies required disclosures for fair value measurements by removing certain disclosure requirements such as transfers between Level 1 and Level 2 amounts in the fair value hierarchy and the policy for timing of transfers between levels and modifying other disclosure requirements, such as requiring disclosure of transfers into and out of the Level 3 fair value hierarchy for non-public
companies. The amendments are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The adoption did not have a material effect on the Consolidated Financial Statements.
In August 2020, the FASB issued ASU
2020-06,
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entities Own Equity (Subtopic
815-40).”
This ASU simplifies accounting for convertible instruments by eliminating two of the three models in
ASC 470-20
that require separating embedded conversion features from convertible instruments. The guidance is effective for fiscal years beginning after December 15, 2021. The Company early adopted this standard effective January 1, 2021 and the adoption did not have a material effect on the Consolidated Financial Statements.
Accounting Pronouncements Issued Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02,
Leases
(Topic 842) (“ASU
2016-02”),
which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. ASU
2016-02
supersedes the previous leases standard, ASC 840, Leases. ASU
2016-02,
as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods with fiscal years beginning after December 15, 2022. The Company is currently evaluating the new guidance to determine the impact it will have on the Consolidated Financial Statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments
—
Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
which requires entities to estimate all expected credit losses for certain types of financial instruments, including trade receivables, held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. The updated guidance also expands the disclosure requirements to enable users of financial statements to understand the entity’s assumptions, models and methods for estimating expected credit losses over the entire contractual term of the instrument from the date of initial recognition of that instrument. ASU
2016-13,
as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the new guidance to determine the impact it will have on the Consolidated Financial Statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes
(Topic 740) (“ASU
2019-12”),
which is part of the FASB’s overall simplification initiative to reduce the costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. ASU
2019-12
simplifies accounting guidance for intra-period allocations, deferred tax liabilities, year-to-date
losses in interim periods, franchise taxes,
step-up
in tax basis of goodwill, separate entity financial statements, and interim recognition of tax laws or rate changes. ASU
2019-12
is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the new guidance to determine the impact it will have on our Consolidated Financial Statements.
In March 2020, the FASB issued ASU
2020-04,
Reference Rate Reform (Topic 848) (“ASU
2020-04”),
subsequently clarified in January 2021 by ASU
2021-01,
Reference Rate Reform (Topic 848) (“ASU
2021-01”).
The main provisions of this update provide optional expedients and exceptions for contracts, hedging relationships, and other transactions that reference the London Inter-bank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. The guidance in
ASU 2020-04
and ASU
2021-01
was effective upon issuance and, once adopted, may be applied prospectively to contract modifications and hedging relationships through December 31, 2022. The Company is currently evaluating the new guidance to determine the impact ASU
2020-04
and ASU
2021-01
will have on the Consolidated Financial Statements.

Unaudited Interim Consolidated Financial Statements
Unaudited Interim Consolidated Financial Statements
The accompanying interim Consolidated Balance Sheet as of September 30, 2021, the interim Consolidated Statements of Operations, the Consolidated Statement of Members’ Equity and Consolidated Statements of Cash Flow for the nine months ended September 30, 2021 and 2020 and the related footnote disclosures are unaudited. The unaudited interim Consolidated Financial Statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position as of September 30, 2021 and its results of operations and cash flows for the nine months ended September 30, 2021 and 2020. The results of operations for the nine months ended September 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021 or for any other period.

Segments
Segments
The Company operates in one segment in accordance with ASC Topic 280,
Segment Reporting
(“ASC 280”). Operating segments are components of public entities that engage in business activities from which they may earn revenue and incur expenses, and separate financial information is available and evaluated regularly by our Chief Operating Decision Maker (“CODM”) in deciding how to assess performance and allocate resources. (Refer to Note 15—
Segment and Geographic Information
).

Cash and Cash Equivalents			Cash and Cash Equivalents The Company considers all short-term highly liquid investments with an original maturity of three months or less to be cash equivalents.
Restricted Cash
Restricted Cash
Restricted cash represents collateral amounts set aside per debt agreements. Upon satisfying the terms of the agreements, the funds are expected to be released and available for use by the Company. As of December 31, 2020, and 2019, the Company had $50 and $273 of restricted cash, respectively. As of September 30, 2021 (unaudited), the Company had $105 of restricted cash.

Accounts Receivable, Net of Allowance for Doubtful Accounts
Accounts Receivable, Net of Allowance for Doubtful Accounts
Accounts receivable are recorded at the invoiced amount, are unsecured, and do not bear interest. The allowance for doubtful accounts is based on the best estimate of the amount of probable credit losses in existing accounts receivable. The allowance for doubtful accounts is determined based on historical collection experience and the review in each period of the status of the then-outstanding accounts receivable, while taking into consideration current client information, subsequent collection history and other relevant data. The Company individually reviews all balances that exceed 90 days from the invoice date and assesses for provisions for doubtful accounts based on an assessment of the balance that will not be collected. Factors considered include the aging of the receivable, historical write off experience, the creditworthiness of each agency customer, and general economic conditions. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is remote.

Prepaid Expenses
Prepaid Expenses
Prepaid expenses and other current assets on the Consolidated Balance Sheets consistent primarily of prepaid professional fees, software, marketing and insurance. Any expenses paid prior to the related services being rendered are recorded as prepaid expenses and amortized over the period of service. As of December 31, 2020, and 2019, the Company had $991 and $1,097 in prepaid expenses, respectively. As of September 30, 2021 (unaudited), the Company had $1,307 in prepaid expenses.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are recorded at historical cost, less accumulated depreciation. Depreciation is computed using the straight-line method based upon the estimated useful lives of the assets, which bests reflects the pattern of use. The Company tests for impairment whenever events or changes in circumstances that could impact recoverability occur. The estimated useful lives of the Company’s property and equipment are as follows:

Description	Estimated Life (Years)
Computer equipment	5
Leasehold improvements	5	*

*	Leasehold improvements are depreciated over the lesser of the useful life of the improvement or lease term.
Repairs and maintenance are expensed as incurred. Expenditures that increase the value or productive capacity of assets are capitalized. When property and equipment are retired, sold, or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included in operations.

Intangibles Assets
Intangibles Assets
Intangible assets primarily consist of acquired software,
non-compete
agreements, customer relationships and trademarks/tradenames resulting from business combinations. Intangible assets acquired are recorded at acquisition-date fair value, less accumulated amortization.
The Company’s intangible assets are being amortized over their estimated useful lives as follows:

Description	Estimated Life (Years)
Software	2 – 6
Non-compete agreements	5
Customer relationships	6 – 7
Trademarks/tradenames	9 – 15

Software Development Costs
Software Development Costs
Development costs associated with certain solutions offered exclusively through software as a service model are accounted for in accordance with ASC Topic
350-40,
Internal-Use
Software (“ASC
350-40”).
Under ASC
350-40
qualifying software costs developed for internal use are capitalized when application development begins, it is probable that the project will be completed, and the software will be used as intended. Capitalized costs include (1) payroll and payroll- related costs for employees who are directly associated with, and devote time to, a qualifying project and (2) certain external direct costs for third- parties who are directly associated with, and devote time to, a qualifying project. Costs incurred during the preliminary project stage of development as well as maintenance costs are expensed as incurred. The Company capitalizes direct costs related to application development activities that are probable to result in additional functionality. Capitalized costs are amortized on a straight-line basis over 2 years, which best represents the pattern of the software’s useful life. The Company tests for impairment whenever events or changes in circumstances that could impact recoverability occur. There were no impairments recorded for the years ended December 31, 2020 and 2019 and for the nine months ended September 30, 2021 and 2020 (unaudited).

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses the recoverability of its long-lived assets when events or changes in circumstances indicate their carrying value may not be recoverable. Such events or changes in circumstances may include: a significant adverse change in the extent or manner in which a long-lived asset is being used, significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset, an accumulation of costs significantly in excess of the amount originally expected for the acquisition or development of a long-lived asset, current or future operating or cash flow losses that demonstrate continuing losses associated with the use of a long-lived asset, or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. The Company performs impairment testing at the asset group level that represents the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The Company assesses recoverability of a long-lived asset by determining whether the carrying value of the asset group can be recovered through projected undiscounted cash flows over their remaining lives. If the carrying value of the asset group exceeds the forecasted undiscounted cash flows, an impairment loss is recognized, measured as the amount by which the carrying amount exceeds estimated fair value. An impairment loss is charged to operations in the period in which management determines such impairment. There were no impairments recorded for the years ended December 31, 2020 and 2019 and for the nine months ended September 30, 2021 and 2020 (unaudited).

Goodwill
Goodwill
Goodwill represents the fair value of acquired businesses in excess of the fair value of the individually identified net assets acquired. Goodwill is not amortized but is tested for impairment annually or whenever indications of impairment exist. Impairment exists when the carrying amount, including goodwill, of the reporting unit exceeds its fair value, resulting in an impairment charge for this excess (not to exceed the carrying amount of the goodwill). The Company’s annual impairment testing date is performed on December 31 in the fourth quarter of each fiscal year. The Company can elect to qualitatively assess goodwill for impairment if it is more likely than not that the fair value of a reporting unit exceeds its carrying value.
For purposes of the goodwill impairment test, the Company has determined the business operates in one reporting unit.
A qualitative assessment considers macroeconomic and other industry-specific factors, such as trends in short-term and long-term interest rates and the ability to access capital, and company specific factors such as trends in revenue generating activities, and merger or acquisition activity. If the Company elects to bypass qualitatively assessing goodwill, or it is not more likely than not that the fair value of the reporting unit exceeds its carrying value, management estimates the fair value of the reporting unit and compares it to the carrying value. The estimated fair value of the reporting unit is established using an income approach based on a discounted cash flow model that includes significant assumptions about the future operating results and cash flows of the reporting unit, and a market approach which compares the reporting unit to comparable companies in our industry.
The impairment is recorded within operating expenses in the Consolidated Statements of Operations in the period the determination is made. There were no impairments recorded for the years ended December 31, 2020 and 2019 and for the nine months ended September 30, 2021 and 2020 (unaudited). (Refer to Note 8—
Goodwill)

Revenue
Revenue
The Company generates revenue by using its proprietary machine learning-powered technology platform to execute targeted digital advertising campaigns, offering advanced predictive targeting solutions across different customer industry verticals and consumer screens (desktop, mobile, CTV), including customized targeting, measurement and analytical services to address unique advertiser challenges. The Company’s customers consist of clients working directly with the Company and advertising agencies working on behalf of its customers. The Company accounts for revenue in accordance with ASU
2014-09
(Topic 606),
Revenue from Contracts with Customers
(“ASC 606”). (Refer to Note 3—
Revenue Recognition).

Expenses
Expenses
The Company classifies its Operating expenses into the following four categories. Each expense category includes overhead, including depreciation, amortization, rent and related occupancy costs, which is allocated based on headcount.
Platform Operations
Platform operations consists of the cost of revenue including advertising inventory, third party inventory validation and measurement, adserving, adverification,research and data (collectively referred to as ‘traffic acquisition costs’ or TAC), amortization expense related to capitalized software, depreciation expense, allocated costs of the Company’s personnel which set up and monitor campaign performance and platform hosting, license, and maintenance costs. Allocated overhead costs were $1,201 and $1,183 for the years ended December 31, 2020 and 2019, respectively, and $961 and $913 for the nine months ended September 30, 2021 and 2020 (unaudited), respectively.
Sales and Marketing
Sales and marketing expenses consist of compensation and commission costs of the sales and related support teams, as well as travel, trade show, and other marketing related costs. Advertising costs are charged to operations when incurred. Total advertising costs amounted to $149 and $200 for the years ended December 31, 2020 and 2019, respectively. Total advertising costs were $236 and $111 for the nine months ended September 30, 2021 and 2020 (unaudited), respectively. Allocated overhead costs were $2,257 and $2,252 for the years ended December 31, 2020 and 2019, respectively and $1,639 and $1,718 for the nine months ended September 30, 2021 and 2020 (unaudited), respectively.
Technology and Development
Technology and development costs include costs to maintain and develop the Company’s technology platform. Costs incurred for research and product development are expensed as incurred and include salaries, taxes and benefits, contracting, and travel expenses related to research and development. Allocated overhead costs were $801 and $887 for the years ended December 31, 2020 and 2019, respectively and $572 and $634 for the nine months ended September 30, 2021 and 2020 (unaudited), respectively.
General and Administrative Expense
General and administrative expenses include compensation for executive and administrative personnel, professional service fees, insurance, supplies, and other fixed costs. Allocated overhead costs were $298 and $342 for the years ended December 31, 2020 and 2019, respectively and $217 and $230 for the nine months ended September 30, 2021 and 2020 (unaudited), respectively.

Rent Expense
Rent Expense
Rent expense is recognized on a straight-line basis over the term of the lease, with the difference between the cash rent expense and straight-line expense recorded as deferred rent. (Refer to Note 16—Commitments and Contingencies, for discussion of the Company’s commitments under operating leases.)

Equity-based Compensation
Equity-based Compensation
Compensation expense related to employee equity-based awards is measured and recognized in the Consolidated Financial Statements based on the fair value of the awards granted. The Company granted awards to employee that vest based solely on continued service, or service conditions, and awards that vest based on the achievement of performance targets, or performance conditions. The fair value of each option award containing service and/or performance conditions is estimated on the grant date using the Black-Scholes option-pricing model. For service condition awards, equity-based compensation expense is recognized on a straight-line basis over the requisite service periods of the awards. For performance condition and market condition awards, equity-based compensation expense is recognized using a graded vesting model over the requisite service period of the awards. Forfeitures are recorded as they occur. (Refer to Note 13—
Equity Based Compensation Expense
)

Debt Issuance Cost
Debt Issuance Cost
Deferred issuance costs relate to the Company’s debt instruments, the short-term and long-term portions are reflected as a deduction from the carrying amount of the related debt. The debt issuance costs are amortized using the straight-line method over the term of the related debt instrument which approximates the effective interest method. Debt issuance costs incurred with line-of-credit
arrangements are recorded as contra debt on our consolidated balance sheets and amortized over the term of the arrangement. Debt may be considered extinguished when it has been modified and the terms of the new debt instruments and old debt instruments are “substantially different” (as defined in the debt modification guidance in ASC Topic
470-50,
Debt—Modifications and Extinguishments (“ASC
470-50”)).

Contingencies
Contingencies
A liability is contingent if the amount is not presently known but may become known in the future as a result of the occurrence of some uncertain future event. The Company accrues a liability for an estimated loss if it is determined that the potential loss is probable of occurring and the amount can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether the amount of an exposure is reasonably estimable, and accruals are based only on the information available to our management at the time the judgment is made. The Company expenses legal costs, including those legal costs incurred in connection with a loss contingency, as incurred.

Deferred Transaction Costs and Transaction Costs Payable
Deferred Transaction Costs and Transaction Costs Payable
As part of the contemplated reverse recapitalization transaction with MCAP Acquisition Corporation (“MCAP”), the Company has accrued direct and incremental transaction costs related to the merger which will be deducted from the combined entity’s additional paid-in
capital at the closing of the transaction when the proceeds are received.
As of September 30, 2021 (unaudited), the Company had recorded $731 of transaction costs payable to advisers, which is included in Accrued expenses.

Mcap Acquisition Corp [Member]
Basis of Presentation
Basis of Presentation
The accompanying balance sheet has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission.
In preparation of the Company’s unaudited condensed consolidated financial statements as of and for quarterly period ended September 30, 2021, the Company concluded it will restate its financial statements to classify all Class A common shares as Class A common stock subject to possible redemption in temporary equity as of September 30, 2021 (see Note 11).
Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company, which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of the balance sheet in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates
The preparation of the balance sheet in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value. The Company had $2,431,242 in cash and no cash equivalents as of March 2, 2021.

Cash and Cash Equivalents
The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents are carried at cost, which approximates fair value. The Company had $797,602 in cash and no cash equivalents as of September 30, 2021.

Income Taxes
Income Taxes
The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of March 2, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

Income Taxes
The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The provision for income taxes was deemed to be immaterial for the period from November 12, 2020 (inception) through December 31, 2020.

Income Taxes
The Company complies with the accounting and reporting requirements of ASC Topic 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits, if any, as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The provision for income taxes was deemed to be immaterial for the three and nine months ended September 30, 2021.

Class A Common Stock Subject to Possible Redemption
Class A Common Stock Subject to Possible Redemption
The Company accounts for its shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable shares of common stock (including shares of common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, shares are classified as stockholders’ equity. The Company’s shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at March 2, 2021, shares subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Class A Common Stock Subject to Possible Redemption
The Company accounts for its shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Shares subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable shares of common stock (including shares of common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, shares are classified as stockholders’ equity. The Company’s shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at September 30, 2021, 31,625,000 shares of Class A Common Stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Cash Held in Trust Account	Cash Held in Trust Account At March 2, 2021, the assets held in the Trust Account were held in cash.		Cash Held in Trust Account At September 30, 2021, the assets held in the Trust Account were invested in a money market fund.
Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Net Loss Per Share
Net Loss Per Common Share
Net loss per share of common stock is computed by dividing net loss by the weighted average number of common shares outstanding during the period, excluding common shares subject to forfeiture. Weighted average shares were reduced for the effect of an aggregate of 1,031,250 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised by the underwriter (see Notes 7 and 8). At December 31, 2020, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into common stock and then share in the earnings of the Company. As a result, diluted loss per share is the same as basic loss per share for the period presented.

Net Loss Per Share
The Company complies with accounting and disclosure requirements of FASB ASC Topic 260, Earnings Per Share. Net loss per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period. The Company has two classes of shares, Class A common stock and Class B common stock. Earnings and losses are shared pro rata between the two classes of common stock. The Company has not considered the effect of warrants sold in the Initial Public Offering and the private placement to purchase common stock in the calculation of diluted income per share, since the exercise of the warrants is contingent upon the occurrence of future events. As a result, diluted net loss per common share is the same as basic net loss per share for the period presented.
The Company’s condensed statement of operations applies the
two-class
method in calculating net income per share. Basic and diluted net loss per share for Class A common stock and Class B common stock is calculated by dividing net loss attributable to the Company by the weighted average number of shares of Class A common stock and Class B common stock outstanding, allocated proportionally to each class of common stock.
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended September 30, 2021	For the Nine Months Ended September 30, 2021
Class A common stock
Net loss allocable to Class A common stock	$(3,680,202)	$(2,193,437)
Basic and diluted weighted average shares outstanding	31,625,000	24,674,451

Basic and diluted net loss per share	$(0.12)	$(0.09)

Non-Redeemable Class B common stock
Net loss allocable to Class B common stock	$(920,051)	$(702,826)
Basic and diluted weighted average shares outstanding	7,906,250	7,906,250

Basic and diluted net loss per share	$(0.12)	$(0.09)

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments
The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Derivative Financial Instruments
Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued
at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Derivative Financial Instruments
The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value on the grant date and is then re-valued
at each reporting date, with changes in the fair value reported in the statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative liabilities are classified in the balance sheet as current or non-current
based on whether or not
net-cash
settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Recently Issued Accounting Standards
Recently Issued Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recently Issued Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recently Issued Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Offering Costs
Offering Costs
Offering costs consist of legal, accounting, underwriting fees and other costs incurred through the balance sheet date that are directly related to the Initial Public Offering. Offering costs amounting to $17,853,629 were charged to stockholders’ equity upon the completion of the Initial Public Offering.

Subsequent Events
Subsequent Events
Management of the Company evaluates events that have occurred after the balance sheet date of December 31, 2020 through the date these financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized
subsequent events that would have required adjustment or disclosure in the financial statements, except as follows.
On February 25, 2021, the Company’s Board of Directors approved a stock dividend of 718,750 shares of Class B common stock (the “Stock Dividend”). The par values of the common and preferred stock were not adjusted as a result of the Stock Dividend. All references to common stock, warrants to purchase common stock, share data, per share data, and related information contained in the financial statements have been retroactively adjusted to reflect this Stock Dividend for all periods presented.